Stock-based Compensation	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Stock-based Compensation
12.	Stock-based Compensation

Legacy Oklo 2016 Plan – Under the Legacy Oklo 2016 Plan only stock options have been awarded. The options with a time-based vesting schedule vest at the rate of 20% per year over a period of 5 years, beginning one year following the related grant date, and expire ten years from the date of the grant. Options with milestone-based vesting vest upon completion of milestones specific to each grant. Effective as of May 9, 2024, the Company is no longer issuing new awards under the Legacy Oklo 2016 Plan. As of December 31, 2024, options to purchase 9,470,382 shares of Class A common stock were outstanding under the Legacy Oklo 2016 Plan.

2024 Plan – The 2024 Plan provides for the issuance of stock options (which may be incentive stock options or nonqualified stock options) stock appreciation rights (“SARs”), restricted stock awards, restricted stock units (“RSUs”) and other stock-based awards to eligible employees, consultants, advisors and non-employee directors. Awards under the 2024 Plan cover shares of Class A common stock. Stock options and SARs granted pursuant to the 2024 Plan are subject to a maximum term of ten (10) years. Since the 2024 Plan’s inception, only RSUs have been awarded under the 2024 Plan. The 2024 Plan will terminate automatically ten (10) years after its adoption by the Board. As of December 31, 2024, 1,386,998 restricted stock units were outstanding under the 2024 Plan, of which 134,832 have vested and 1,252,166 remain unvested.

2024 ESPP – The 2024 ESPP provides eligible employees with an opportunity to purchase Class A common stock from the Company at a pre-determined discounted price and to pay for such purchases through payroll deductions or other approved contributions during “offering periods” under the 2024 ESPP. The 2024 ESPP will terminate automatically twenty (20) years after its adoption by the Board. As of December 31, 2024, the Company has not granted any rights to purchase Class A common stock under the 2024 ESPP.

Compensation costs for the years ended December 31, 2024 and 2023 was estimated for stock options based on the grant date fair value using a Black-Scholes option valuation model, consistent with authoritative guidance utilizing the following assumptions:

	Years Ended December 31,
	2024		2023
Expected volatility	79.67%		75.63% - 78.47%
Expected dividend yield	0%		0%
Risk-free interest rate	4.08%		3.64% – 4.87%
Expected term	6.3	years	6.3	years

Expected Volatility – Legacy Oklo determined volatility based on the historical volatilities of comparable publicly traded companies over a period equal to the expected term because it has no trading history for its common stock price. The comparable companies were chosen based on the similar size, stage in the life cycle, or area of specialty. The Company will continue to apply this process until a sufficient amount of historical information regarding volatility on its own stock becomes available.

Expected Dividend Yield – The Company has not, and does not, intend to pay dividends.

Risk-free Interest Rate – The Company applies the risk-free interest rate based on the U.S. Treasury yield in effect at the time of the grant consistent with the expected term of the award.

Expected Term – The Company calculates the expected term using the simplified method. This method uses the average of the contractual term of the option and the weighted-average vesting period in accordance with authoritative guidance.

Fair Value of Common Stock – The grant date fair market value of the shares of common stock underlying stock options has historically been determined by the Company’s Board. Prior to the Closing, there was no public market for the Company’s common stock, therefore, the Board exercised reasonable judgment and considered a number of objective and subjective factors to determine the best estimate of the fair market value, which included contemporaneous valuations performed by a third-party, important developments in the Company’s operations, sales of redeemable convertible preferred stock, the rights, preferences and privileges of the Company’s redeemable convertible preferred stock relative to those of its common stock, lack of marketability of its common stock, actual operating results, financial performance, the likelihood of achieving a liquidity event for the Company’s security holders, the trends, the economy in general, the stock price performance and volatility of comparable public companies. After the Closing, the grant date fair market value is determined based on the Company’s Class A common stock trading price.

A summary of the stock option award activity during the year ended December 31, 2024 is as follows:

			Weighted Average
			Remaining
	Number of	Weighted Average	Contractual Life
	Shares	Exercise Price	(in years)
Class A common stock awards outstanding at January 1, 2024	11,426,653	$1.59	8.47
Granted	351,717	4.37
Exercised	(2,256,157)	0.46
Forfeited	(51,831)	3.18
Class A common stock awards outstanding at December 31, 2024	9,470,382	1.95	7.91
Class A common stock awards exercisable at December 31, 2024	3,256,613	1.29	6.96
Class A common stock awards not vested at December 31, 2024	6,213,769

Class A common stock available for future issuance under the 2024 Plan represent 15,872,516 of authorized shares; less 1,386,998 restricted stock units outstanding.

As of December 31, 2024 there was approximately $9,635 of total unrecognized compensation expense related to outstanding unvested share-based compensation arrangements granted under the Legacy Oklo 2016 Plan. There are 483,748 unvested options under the Legacy Oklo 2016 Plan for which the requisite service period has not been rendered that are subject to vesting based on the achievement of a performance condition. The cost is expected to be recognized over a weighted-average period of 3.74 years.

The aggregate grant date fair values of Class A common stock options granted during the years ended December 31, 2024 and 2023 were $1,108 and $11,343, respectively. The weighted-average grant-date fair value of Class A common stock options granted during the years ended December 31, 2024 and 2023 were $3.15 and $2.27, respectively.

The intrinsic value for stock options exercised represents the difference between the fair value based on the valuation of the shares of Class A common stock as of the reporting date and the exercise price of the stock option. The total intrinsic values of Class A common stock options exercised during the years ended December 31, 2024 and 2023 were $28,537 and $1,112, respectively. The total fair value of Class A common stock options vested during the years ended December 31, 2024 and 2023 were $2,916 and $239, respectively.

As of December 31, 2024, the intrinsic value of exercisable, in-the-money Class A common stock options was $64,930, and the aggregate intrinsic value of all outstanding, in-the-money options, including both exercisable and unvested options, was $182,604, both based on the fair market value of the Company’s Class A common stock trading price at December 31, 2024 of $21.23 per share.

A summary of restricted stock unit award activity during the year ended December 31, 2024 is as follows:

			Weighted Average
	Number of Units		Grant Date Fair
	Unvested	Vested	Value
Restricted stock units, beginning balance	—	—	—
Granted	1,390,298	—	8.02
Vested	(134,832)	134,832	7.78
Forfeited	(3,300)	—	7.46
Restricted stock units outstanding at December 31, 2024	1,252,166	134,832	8.02

As of December 31, 2024, there was approximately $9,128 of total unrecognized compensation expense related to restricted stock units granted under the 2024 Plan. The cost is expected to be recognized over a weighted-average period of 2.97 years.

The aggregate grant date fair value of restricted stock units that vested during the year ended December 31, 2024 was $1,049.

Stock-based compensation expense charged to operations is summarized as follows:

	Years Ended December 31,
	2024	2023
Research and development	$7,797	$398
General and administrative	4,687	379
Total costs charged to operations (1)	$12,484	$777
(1)	Year ended December 31, 2024 includes $7,784 of incremental costs of the modification of Legacy Oklo’s awards for the vested options-holders’ contingent right to receive a pro rata share of the Earnout Shares recorded at the Closing.